Vessels and other fixed assets, net, Vessel held for sale and Advances for vessels under construction: (Details Narrative) $ in Thousands	5 Months Ended	6 Months Ended	12 Months Ended
	May 28, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Number of vessels owned		135
ESUN $130,000 Facility [Member]
Property, Plant, and Equipment [Line Items]
Proceeds from Lines of Credit	$ 52,000
First-priority mortgage [Member]
Property, Plant, and Equipment [Line Items]
Number of vessels owned as collateral		102
Debt Instrument, Collateral Amount		$ 2,252,979
Star Stonington [Member]
Property, Plant, and Equipment [Line Items]
Delivery date to buyers			February 3, 2026
Star Scarlett Star Mariella Star Moira [Member]
Property, Plant, and Equipment [Line Items]
Delivery date to buyers		within the same period
Pendulum [Member]
Property, Plant, and Equipment [Line Items]
Delivery date to buyers		July 6, 2026
Star Eva [Member]
Property, Plant, and Equipment [Line Items]
Delivery date to buyers		within the third quarter of 2026
Lease Agreements [Member]
Property, Plant, and Equipment [Line Items]
Debt Instrument, Collateral Amount		$ 36,398
Number of vessels owned		2
Five Kamsarmax newbuilding Vessels [Member]
Property, Plant, and Equipment [Line Items]
Vessel capacity DWT		82,000
Contractual Obligation		$ 122,035
Star Evelina [Member]
Property, Plant, and Equipment [Line Items]
Delivery Date		May 22, 2026
Star Emma [Member]
Property, Plant, and Equipment [Line Items]
Delivery Date		May 25, 2026
Three Remaining Kamsarmax Newbuilding Vessels [Member]
Property, Plant, and Equipment [Line Items]
Delivery Date		within the fourth quarter of 2026
Three Kamsarmax Newbuilding Vessels [Member]
Property, Plant, and Equipment [Line Items]
Vessel capacity DWT		82,000
Star Ellie [Member]
Property, Plant, and Equipment [Line Items]
Delivery Date		June 29, 2026
Two Remaining Kamsarmax Newbuilding Vessels [Member]
Property, Plant, and Equipment [Line Items]
Delivery Date		within the third quarter of 2026